American Funds U.S. Small and Mid Cap Equity
Fund
Investment portfolio
November 30, 2024
unaudited

Common stocks 97.30% Financials 22.71%	Shares	Value (000)
Discover Financial Services	4,034	$736
Brown & Brown, Inc.	5,974	676
RenaissanceRe Holdings, Ltd.	1,872	536
Victory Capital Holdings, Inc., Class A	7,476	519
Citizens Financial Group, Inc.	8,788	423
TPG, Inc., Class A	5,968	417
Fifth Third Bancorp	8,346	401
Hamilton Lane, Inc., Class A	2,029	390
StepStone Group, Inc., Class A	4,509	297
LPL Financial Holdings, Inc.	913	297
Arthur J. Gallagher & Co.	909	284
Affirm Holdings, Inc., Class A1	3,583	251
Radian Group, Inc.	5,338	191
Ameriprise Financial, Inc.	271	156
Tradeweb Markets, Inc., Class A	1,050	142
Artisan Partners Asset Management, Inc., Class A	2,879	140
Comerica, Inc.	1,311	95
Block, Inc., Class A1	892	79
Kinsale Capital Group, Inc.	155	79
		6,109
Industrials 18.54%
XPO, Inc.[1]	3,775	575
FTI Consulting, Inc.[1]	2,604	527
Ingersoll-Rand, Inc.	4,651	484
United Rentals, Inc.	517	448
Crane Co.	2,147	391
Generac Holdings, Inc.[1]	1,460	275
Kadant, Inc.	646	267
AGCO Corp.	2,407	244
Comfort Systems USA, Inc.	485	239
SiteOne Landscape Supply, Inc.[1]	1,421	218
Copart, Inc.[1]	2,708	172
Applied Industrial Technologies, Inc.	621	170
Regal Rexnord Corp.	859	148
Alight, Inc., Class A	17,703	142
APi Group Corp.[1]	3,444	130
Booz Allen Hamilton Holding Corp., Class A	653	97
HEICO Corp.	308	84
AMETEK, Inc.	420	82
Graco, Inc.	892	81
L3Harris Technologies, Inc.	328	81
Fluor Corp.[1]	1,325	74
CBIZ, Inc.[1]	698	58
		4,987
American Funds U.S. Small and Mid Cap Equity Fund — Page 1 of 6

unaudited
Common stocks (continued) Consumer discretionary 15.80%	Shares	Value (000)
YUM! Brands, Inc.	3,912	$543
Hilton Worldwide Holdings, Inc.	1,696	430
LKQ Corp.	9,076	357
lululemon athletica, Inc.[1]	939	301
Aptiv PLC[1]	4,995	277
Polaris, Inc.	3,141	217
Bright Horizons Family Solutions, Inc.[1]	1,659	192
General Motors Co.	3,123	174
Flutter Entertainment PLC[1]	609	168
Murphy USA, Inc.	295	162
Williams-Sonoma, Inc.	812	140
TopBuild Corp.[1]	327	128
Caesars Entertainment, Inc.[1]	3,287	126
Darden Restaurants, Inc.	654	115
Vail Resorts, Inc.	632	113
Five Below, Inc.[1]	1,221	113
Texas Roadhouse, Inc.	550	113
CAVA Group, Inc.[1]	658	93
Chewy, Inc., Class A1	2,465	82
Royal Caribbean Cruises, Ltd.	309	75
Floor & Decor Holdings, Inc., Class A1	620	70
Cavco Industries, Inc.[1]	123	63
Champion Homes, Inc.[1]	550	57
AutoZone, Inc.[1]	16	51
Etsy, Inc.[1]	909	50
Advance Auto Parts, Inc.	1,024	42
		4,252
Information technology 11.44%
Ingram Micro Holding Corp.[1]	21,491	512
Flex, Ltd.[1]	8,715	340
Smartsheet, Inc., Class A1	5,570	312
Insight Enterprises, Inc.[1]	1,910	299
Keysight Technologies, Inc.[1]	1,430	244
EPAM Systems, Inc.[1]	918	224
Vontier Corp.	4,540	178
Procore Technologies, Inc.[1]	2,165	176
Fabrinet, non-registered shares[1]	517	121
Pure Storage, Inc., Class A1	2,178	115
TD SYNNEX Corp.	807	96
Cloudflare, Inc., Class A1	923	92
RingCentral, Inc., Class A1	2,252	85
CDW Corp.	473	83
Dynatrace, Inc.[1]	1,364	77
MongoDB, Inc., Class A1	237	76
Okta, Inc., Class A1	632	49
		3,079
Health care 7.68%
Illumina, Inc.[1]	2,407	347
Exact Sciences Corp.[1]	3,019	187
Align Technology, Inc.[1]	784	182
Medpace Holdings, Inc.[1]	522	178
Humana, Inc.	496	147
Ionis Pharmaceuticals, Inc.[1]	4,087	146
American Funds U.S. Small and Mid Cap Equity Fund — Page 2 of 6

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Alnylam Pharmaceuticals, Inc.[1]	553	$140
Veeva Systems, Inc., Class A1	498	113
Cooper Companies, Inc.[1]	1,064	111
Molina Healthcare, Inc.[1]	363	108
DexCom, Inc.[1]	1,212	95
Halozyme Therapeutics, Inc.[1]	1,940	93
Penumbra, Inc.[1]	348	85
Zimmer Biomet Holdings, Inc.	561	63
Krystal Biotech, Inc.[1]	251	50
agilon health, Inc.[1]	8,472	18
GRAIL, Inc.[1,2]	93	2
		2,065
Consumer staples 7.63%
Monster Beverage Corp.[1]	7,123	393
e.l.f. Beauty, Inc.[1]	2,310	299
Hershey Co.	1,274	225
US Foods Holding Corp.[1]	3,181	222
Dollar General Corp.	2,680	207
Kimberly-Clark Corp.	1,133	158
Constellation Brands, Inc., Class A	595	143
Caseys General Stores, Inc.	323	136
Keurig Dr Pepper, Inc.	3,523	115
Maplebear, Inc.[1]	1,929	84
Bunge Global SA	445	40
Walgreens Boots Alliance, Inc.	3,558	32
		2,054
Materials 3.66%
Albemarle Corp.	3,412	367
International Paper Co.	5,031	296
ATI, Inc.[1]	3,035	183
Element Solutions, Inc.	4,834	139
		985
Real estate 3.57%
Extra Space Storage, Inc. REIT	1,510	258
Mid-America Apartment Communities, Inc. REIT	1,410	231
NNN REIT, Inc.	3,030	133
Crown Castle, Inc. REIT	1,126	120
Lineage, Inc. REIT	1,729	110
Lamar Advertising Co. REIT, Class A	808	108
		960
Energy 3.21%
Cheniere Energy, Inc.	1,392	312
Diamondback Energy, Inc.	1,410	250
Baker Hughes Co., Class A	3,856	170
Viper Energy, Inc., Class A	1,735	94
Weatherford International	466	38
		864
American Funds U.S. Small and Mid Cap Equity Fund — Page 3 of 6

unaudited
Common stocks (continued) Communication services 2.22%	Shares	Value (000)
ROBLOX Corp., Class A1	4,394	$220
Live Nation Entertainment, Inc.[1]	1,049	145
Take-Two Interactive Software, Inc.[1]	474	89
Charter Communications, Inc., Class A1	219	87
Warner Music Group Corp., Class A	1,732	57
		598
Utilities 0.84%
FirstEnergy Corp.	2,917	124
DTE Energy Co.	814	103
		227
Total common stocks (cost: $24,385,000)		26,180
Short-term securities 2.48% Money market investments 2.48%
Capital Group Central Cash Fund 4.65%[3,4]	6,676	668
Money market investments purchased with collateral from securities on loan 0.00%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.57%[3,5]	882	1
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.53%[3,5]	80	— [6]
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.51%[3,5]	112	— [6]
Fidelity Investments Money Market Government Portfolio, Class I 4.51%[3,5]	96	— [6]
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.49%[3,5]	96	— [6]
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.58%[3,5]	128	— [6]
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.57%[3,5]	96	— [6]
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%[3,5]	112	— [6]
		1
Total short-term securities (cost: $670,000)		669
Total investment securities 99.78% (cost: $25,055,000)		26,849
Other assets less liabilities 0.22%		58
Net assets 100.00%		$26,907
American Funds U.S. Small and Mid Cap Equity Fund — Page 4 of 6

unaudited
Investments in affiliates4

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 2.48%
Money market investments 2.48%
Capital Group Central Cash Fund 4.65%[3]	$—	$1,694	$1,026	$—	$—	$668	$5

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $2,000, which represented .01% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 11/30/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
American Funds U.S. Small and Mid Cap Equity Fund — Page 5 of 6

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of November 30, 2024, all of the fund’s investments were classifed as Level 1.
Key to abbreviation(s)
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-210-0125
American Funds U.S. Small and Mid Cap Equity Fund — Page 6 of 6